UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09581
                                                     ---------

                              UBS Aspen Fund L.L.C.
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
          -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
          -----------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-2217
                                                            ------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------

                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                             UBS ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004

                             UBS ASPEN FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                            FOR THE SIX MONTHS ENDED
                                  JUNE 30, 2004






                                    CONTENTS




Statement of Assets, Liabilities and Members' Capital ................      1

Statement of Operations ..............................................      2

Statements of Changes in Members' Capital ............................      3

Notes to Financial Statements ........................................      4

Schedule of Portfolio Investments ....................................      12

                                                          UBS ASPEN FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                JUNE 30, 2004

---------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $34,583,075)                           $ 37,212,256
Cash and cash equivalents                                                             243,560
Receivables:
  Due from broker                                                                   2,816,682
  Investments sold, not settled                                                     5,784,299
  Dividends                                                                             3,370
  Interest                                                                                107
Other assets                                                                            1,284
----------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                       46,061,558
----------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $2,226,053)         2,238,754
Payables:
  Margin loan                                                                       1,241,558
  Investments purchased, not settled                                                6,018,359
  Professional fees                                                                    73,898
  Management fee                                                                       35,792
  Administration fee                                                                    5,439
  Other                                                                                46,093
----------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                   9,659,893
----------------------------------------------------------------------------------------------

NET ASSETS                                                                       $ 36,401,665
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                        $ 33,785,184
Accumulated net unrealized appreciation on investments                              2,616,481
----------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                 $ 36,401,665
----------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED JUNE 30, 2004

--------------------------------------------------------------------------------

INVESTMENT INCOME

  Dividends (less net withholding taxes of $722)                       $ 53,276
  Interest                                                               10,491
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                  63,767
--------------------------------------------------------------------------------

EXPENSES

  Management fee                                                        227,692
  Professional fees                                                      58,748
  Custody fee                                                            50,966
  Dividends                                                              24,266
  Administration fee                                                     16,724
  Interest                                                               12,994
  Miscellaneous                                                          26,468
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                          417,858
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (354,091)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
            FROM INVESTMENTS

Net realized loss from investments                                     (359,063)
Change in net unrealized appreciation/depreciation from investments   1,642,717
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                     1,283,654
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
            DERIVED FROM OPERATIONS                                   $ 929,563
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
     SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------


                                                            MANAGER           MEMBERS              TOTAL
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2003                        $ 385,461        $ 29,793,654        $ 30,179,115

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                         (2,229)           (582,451)           (584,680)
  Net realized loss from investments                         (78,309)         (5,908,515)         (5,986,824)
  Change in net unrealized
         appreciation/depreciation from investments          267,041          19,278,586          19,545,627
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                             186,503          12,787,620          12,974,123
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                             -             323,500             323,500
  Members' withdrawals                                             -          (4,875,181)         (4,875,181)
  Offering costs                                                 (15)             (1,136)             (1,151)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                               (15)         (4,552,817)         (4,552,832)
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                      $ 571,949        $ 38,028,457        $ 38,600,406
-------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                         (1,966)           (352,125)           (354,091)
  Net realized loss from investments                          (6,140)           (352,923)           (359,063)
  Change in net unrealized
         appreciation/depreciation from investments           26,522           1,616,195           1,642,717
-------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                              18,416             911,147             929,563
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                             -              74,500              74,500
  Members' withdrawals                                             -          (3,202,804)         (3,202,804)
-------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                                 -          (3,128,304)         (3,128,304)
-------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2004                          $ 590,365        $ 35,811,300        $ 36,401,665
-------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         UBS Aspen Fund, L.L.C. (the "Fund") (formerly, PW Aspen Fund, L.L.C.), was organized as a limited liability company under the laws of Delaware on August 27, 1999. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund pursues its investment objective by investing principally in publicly traded common stocks and other equity securities of U.S companies. The Fund also may invest in equity securities of foreign issuers and in bonds and other fixed-income securities of U.S. and foreign issuers. The Fund commenced operations on November 21, 1999.

         The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Aspen Management, L.L.C. (the "Manager") (formerly, PW Aspen Management, L.L.C.), a Delaware limited liability company, to provide investment advice to the Fund.

         The Manager is a joint venture between UBS Fund Advisor, L.L.C. ("UBSFA") (formerly, PW Fund Advisor, L.L.C.), and Mark Advisors, L.L.C. ("MALLC"). UBSFA is the managing member of the Manager and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by MALLC manage the Fund's investment portfolio on behalf of the Manager under the oversight of UBSFA's personnel. MALLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

         Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

         The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year. A Member's interest in the Fund, or a portion thereof, can only be transferred or assigned (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         A.    PORTFOLIO VALUATION

         Net asset value of the Fund is determined by or at the direction of the Manager as of the close of

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. Domestic exchange traded securities and securities included in the NASDAQ National Market System are valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities are valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Securities traded on a foreign securities exchange are valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Listed options are valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available are valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities.

         If market quotations are not readily available, the securities and options described above are valued at fair value as determined in good faith by, or under the supervision of, the Directors. The Fund holds no such securities at June 30, 2004.

         Debt securities are valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, are valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

         All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

         On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time when determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities are valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         Foreign-denominated   assets  may  involve  more  risks  than  domestic
         transactions, including political, economic, and regulatory risk. Risks may also arise from the potential inability of a counterparty to

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.    PORTFOLIO VALUATION (CONTINUED)

         meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

         B.    SECURITIES TRANSACTIONS AND INCOME RECOGNITION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income and expense are recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest expense/income using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.
         S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

         C.    FUND COSTS

         The Fund bears all expenses incurred in the business of the Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; and expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

         D.    INCOME TAXES

         No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

         E.    CASH AND CASH EQUIVALENTS

         Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

     2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         F.    USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

     3.  RELATED PARTY TRANSACTIONS

         UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay UBSFA a monthly management fee (the "Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members capital accounts, excluding the Manager's capital account. A portion of the Fee is paid by UBSFA to MALLC.

         UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

         The Fund may execute portfolio transactions through UBS FSI and its affiliates. During the six months ended June 30, 2004, UBS FSI and its affiliates earned $6,876 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

         The net increase (or decrease) in Members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members' other than the Manager as described above. At the end of the twelve month period following the admission of a Member to the Fund, upon a Member's withdrawal from the Fund and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, (defined as net increase in Members Capital derived from operations) if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits, (defined as net increase in Members Capital derived from operations), that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation recorded in the financial statements for the six months ended June 30, 2004 or the year ended December 31, 2003. For members which were not in the Fund for twelve months as of June 30, 2004 or the year ended December 31, 2003, an Incentive Allocation period has not occurred and therefore no amount has been recorded in the financial statements with respect to such Members.

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

     3.   RELATED PARTY TRANSACTIONS (CONTINUED)

         Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2004 were $11,874.

         As described in the private placement memorandum, certain brokerage arrangements provide that MALLC receives soft dollar credits related to brokerage commissions paid by the Fund. Such credits can be used by MALLC for research and related services that would then be paid for or provided by the broker. The research services obtained by MALLC through the use of soft dollar credits can be for the benefit of the Fund or other accounts managed by MALLC.

     4.  ADMINISTRATION AND CUSTODIAN FEES

         PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the primary custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

         PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and
         (ii) the aggregate net assets of the Fund and certain other investment funds sponsored by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

     5.  SECURITIES TRANSACTIONS

         Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2004, amounted to $167,953,297 and $171,895,420, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $137,784,781 and $137,684,168, respectively, and purchases and sales of options amounting to $3,437,569 and $2,621,651, respectively. Net realized loss resulting from short positions was $420,276 for the six months ended June 30, 2004.

         At June 30, 2004 the tax basis of investments was $24,319,638 resulting in accumulated net unrealized depreciation on investments of $5,420,904, which consists of $4,088,714 gross unrealized appreciation and $9,509,618 gross unrealized depreciation. The difference between the book and tax basis of investments is primarily attributable to wash sales.

     6.  SHORT-TERM BORROWINGS

         The Fund has the ability to trade on margin and, in that connection, may borrow funds from brokers and

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

     6.  SHORT-TERM BORROWINGS (CONTINUED)

         banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. For the six months ended June 30, 2004, the Fund's average interest rate paid on borrowings was 0.71% per annum and the average borrowings outstanding were $1,826,587. The Fund had borrowings outstanding at June 30, 2004 of $1,241,558.

     7. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

         Each of these financial instruments contain varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

         Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker (Morgan Stanley & Co., Incorporated) is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased. During the six months ended June 30, 2004, the Fund did not trade any forward or futures contracts.

     8.  CONTINGENCIES

         In the ordinary course of business, the Fund, the Directors, UBS FSI, the Manager and its members are subject to disputes, proceedings, lawsuits and other claims including proceedings related to securities laws and other matters.

         On February 5, 2003, the United States District Court for the Southern District of Florida dismissed an action against the Fund, the Directors, UBS FSI, the Manager and its members purporting to be brought on behalf of purchasers of Interests of the Fund alleging breach of contract and breach of fiduciary duty. The court dismissed the action without prejudice, allowing plaintiffs the opportunity to file a second amended complaint. Plaintiffs filed a second amended complaint against UBS FSI, the Manager and its members (collectively the"Group") in U.S. District Court for the Southern District of

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------

     8.  CONTINGENCIES (CONTINUED)

         Florida. Members of the Group again moved to dismiss the second amended complaint. That motion was denied, without prejudice. The Group moved for summary judgment dismissing the complaint. In addition, Plaintiffs filed a motion for class action certification. The Group filed its opposition to Plaintiff's motion for class action certification. Oral argument on the summary judgment motion and the class action certification took place January 30, 2004. On March 30, 2004, the United States District Court for the Southern District of Florida granted summary judgement in favor of all defendants and dismissed an action against the Group. On June 2, 2004, the United States Court of Appeals denied the Plaintiff's request for leave to file an interlocutory appeal. On July 6, 2004, Plaintiffs moved for leave to file a third amended complaint, which does not assert class actions allegations, which motion was granted on July 9, 2004.

         The Group intends to defend the action vigorously. One or more of the named defendants in the action may be entitled to indemnification from the Fund in connection with this action. Management believes the resolution of this matter will not result in a material adverse effect on the Fund's financial position.

     9.  FINANCIAL HIGHLIGHTS

         The following represents the ratios to average net assets and other supplemental information for the periods indicated:

                                                                                                       PERIOD FROM NOVEMBER 22, 1999
                                       SIX MONTHS                                                     (COMMENCEMENT OF OPERATIONS)
                                       ENDED JUNE               YEARS ENDED DECEMBER 31,                   THROUGH DECEMBER 31,
                                        30, 2004
                                      (UNAUDITED)    2003        2002          2001          2000                1999
                                      -----------    ----        ----          ----          ----                ----

         Ratio of net investment
         loss to average net
         assets****                    (1.89)%*     (1.68)%     (1.44)%       (1.07)%       (1.18)%              (6.22)%*

         Ratio of total expenses to
         average net assets****         2.23%*       2.01%       2.00%         1.59%         1.77%                7.75%*

         Portfolio turnover rate        69.21%      96.10%      105.15%       63.30%        92.75%                5.13%

         Total return pre incentive
         allocation**                    2.58%      46.39%     (34.73)%      (25.97)%      (44.03)%               23.90%

         Total return post
         incentive allocation***         2.06%      37.11%     (34.73)%      (25.97)%      (44.03)%               23.90%

         Average debt ratio****          4.87%       2.54%       1.47%         0.11%         0.32%                2.42%

         Net asset value at end of
         period                       $36,401,665 $38,600,406  $30,179,115  $73,329,008    $127,993,864        $48,588,864

                                                          UBS ASPEN FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED JUNE 30, 2004
--------------------------------------------------------------------------------


     9.  FINANCIAL HIGHLIGHTS (CONTINUED)

     *            Annualized.
     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, and does not reflect the deduction of placement fees, if any incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.
     *** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized. No Incentive Allocation has been paid for the years ended 2003 and 2004.
     **** The average net assets used in the above ratios are calculated by adding any withdrawals payable effective at the end of a period to the net assets for such period.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2004

      SHARES                                                                                                 MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    INVESTMENTS IN SECURITIES (UNITED STATES UNLESS OTHERWISE NOTED) (102.23%)
                    --------------------------------------------------------------------------
                    COMMON STOCK (98.51%)
                    ---------------------
                    ADVERTISING AGENCY (0.22%)
               81   Grey Global Group, Inc.                                                                   $    79,785
                                                                                                              -----------
                    ADVERTISING SERVICES (0.56%)
            3,417   Getty Images, Inc. *                                                                          205,020
                                                                                                              -----------
                    APPLICATIONS SOFTWARE (4.06%)
           35,749   Microsoft Corp.                                                                             1,020,991
           41,595   Siebel Systems, Inc. *                                                                        444,651
            1,806   The SCO Group, Inc. *                                                                          10,565
                                                                                                              -----------
                                                                                                                1,476,207
                                                                                                              -----------
                    BEVERAGES - NON-ALCOHOLIC (0.80%)
            5,406   PepsiCo, Inc.                                                                                 291,275
                                                                                                              -----------
                    BROADCAST SERVICES/PROGRAMMING (6.50%)
          231,059   Liberty Media Corp. - Class A *, (a)                                                        2,077,220
           39,994   UnitedGlobalCom, Inc., Class A *                                                              290,357
                                                                                                              -----------
                                                                                                                2,367,577
                                                                                                              -----------
                    CABLE TELEVISION (3.69%)
            3,910   EchoStar Communications Corp., Class A *                                                      120,232
           11,512   Liberty Media International, Inc., Class A *, (a)                                             427,095
           46,456   The DIRECTV Group, Inc. *                                                                     794,398
                                                                                                              -----------
                                                                                                                1,341,725
                                                                                                              -----------
                    CASINO HOTELS (4.69%)
           25,137   MGM Mirage                                                                                  1,179,931
           13,624   Wynn Resorts, Ltd. *                                                                          526,295
                                                                                                              -----------
                                                                                                                1,706,226
                                                                                                              -----------
                    CASINO SERVICES (2.05%)
           19,347   International Game Technology                                                                 746,794
                                                                                                              -----------
                    CHEMICALS - SPECIALTY (0.09%)
            5,574   W.R. Grace & Co. *                                                                             34,559
                                                                                                              -----------
                    COMPUTERS (0.33%)
             1,729  Research in Motion, Ltd. *                                                                    118,350
                                                                                                              -----------
                    DATA PROCESSING/MANAGEMENT (4.17%)
           24,812   First Data Corp.                                                                            1,104,630
           14,906   VERITAS Software Corp. *                                                                      414,238
                                                                                                              -----------
                                                                                                                1,518,868
                                                                                                              -----------
                    DIVERSIFIED MANUFACTURING OPERATIONS (0.50%)
            1,871   Danaher Corp.                                                                                  97,011
            2,550   Tyco International, Ltd.                                                                       84,507
                                                                                                              -----------
                                                                                                                  181,518
                                                                                                              -----------

     The preceding notes are an integral part of these financial statements.
                                                                              12

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2004

      SHARES                                                                                                 MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)
                    ------------------------
                    DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (2.06%)
           30,671   Cendant Corp. (a)                                                                         $   750,826
                                                                                                              -----------
                    E-COMMERCE/SERVICES (8.83%)
           12,567   Ebay, Inc. *                                                                                1,155,535
           30,202   HomeStore, Inc. *                                                                             120,506
           64,327   IAC/InterActiveCorp *, (a)                                                                  1,938,816
                                                                                                              -----------
                                                                                                                3,214,857
                                                                                                              -----------
                    ELECTRONIC COMPONENTS - SEMICONDUCTORS (3.23%)
            3,297   ATI Technologies, Inc. *                                                                       62,181
           25,263   Intel Corp.                                                                                   697,259
           12,499   Xilinx, Inc.                                                                                  416,342
                                                                                                              -----------
                                                                                                                1,175,782
                                                                                                              -----------
                    ENTERPRISE SOFTWARE/SERVICES (0.61%)
           11,990   PeopleSoft, Inc. *                                                                            221,815
                                                                                                              -----------
                    ENTERTAINMENT SOFTWARE (3.66%)
           18,707   Activision, Inc. *                                                                            297,441
           18,968   Electronic Arts, Inc. *                                                                     1,034,704
                                                                                                              -----------
                                                                                                                1,332,145
                                                                                                              -----------
                    FINANCE - CREDIT CARD (1.44%)
           10,183   American Express Co.                                                                          523,203
                                                                                                              -----------
                    FINANCE - INVEST BANKER/BROKER (0.64%)
           24,338   The Charles Schwab Corp.                                                                      233,888
                                                                                                              -----------
                    INTERNET CONTENT-INFO/NETWORK (0.04%)
            1,310   MarketWatch.com, Inc. *                                                                        15,327
                                                                                                              -----------
                    INTERNET SECURITY (2.18%)
           39,913   VeriSign, Inc. *                                                                              794,269
                                                                                                              -----------
                    MEDICAL - BIOMEDICAL/GENETICS (3.28%)
           21,213   Genentech, Inc. *                                                                           1,192,171
                                                                                                              -----------
                    MEDICAL - DRUGS (1.43%)
            5,269   Roche Holding AG - Genusschein - (Switzerland) **                                             521,683
                                                                                                              -----------
                    MULTIMEDIA (7.41%)
           52,811   Gemstar-TV Guide International, Inc. *                                                        253,493
           24,185   The News Corp., Ltd. - ADR                                                                    856,633
           16,715   The Walt Disney Co. (a)                                                                       426,065
           66,019   Time Warner Inc. *                                                                          1,160,614
                                                                                                              -----------
                                                                                                                2,696,805
                                                                                                              -----------
                    NETWORKING PRODUCTS (3.26%)
           36,111   Cisco Systems, Inc. *                                                                         855,831

     The preceding notes are an integral part of these financial statements.
                                                                              13

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2004

      SHARES                                                                                                 MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK (CONTINUED)
                    ------------------------
                    NETWORKING PRODUCTS (CONTINUED)
           13,523   Juniper Networks, Inc. *                                                                  $   332,260
                                                                                                              -----------
                                                                                                                1,188,091
                                                                                                              -----------
                    PHARMACY SERVICES (1.99%)
           21,938   Caremark Rx, Inc. *                                                                           722,638
                                                                                                              -----------
                    RACETRACKS (0.03%)
            2,103   Magna Entertainment Corp., Class A *                                                           12,408
                                                                                                              -----------
                    REAL ESTATE MANAGEMENT /SERVICE (1.12%)
            7,506   LNR Property Corp.                                                                            407,200
                                                                                                              -----------
                    REITS - HOTEL (1.61%)
           47,373   Host Marriott Corp. *                                                                         585,530
                                                                                                              -----------
                    REITS - REGIONAL MALLS (1.39%)
           10,626   The Rouse Co.                                                                                 504,735
                                                                                                              -----------
                    RETAIL - CONSUMER ELECTRONICS (0.18%)
            1,295   Best Buy Co., Inc.                                                                             65,708
                                                                                                              -----------
                    RETAIL - DISCOUNT (2.29%)
           20,237   Costco Wholesale Corp.                                                                        833,360
                                                                                                              -----------
                    RETAIL - RESTAURANTS (3.16%)
           29,735   McDonald's Corp.                                                                              773,110
            8,646   Starbucks Corp. *                                                                             376,015
                                                                                                              -----------
                                                                                                                1,149,125
                                                                                                              -----------
                    SEMICONDUCTOR EQUIPMENT (1.07%)
           19,919   Applied Materials, Inc. *                                                                     390,811
                                                                                                              -----------
                    SUPER - REGIONAL BANK - U.S. (1.22%)
            8,730   Bank One Corp.                                                                                445,230
                                                                                                              -----------
                    TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS (1.12%)
           31,167   Corning, Inc. *                                                                               407,041
                                                                                                              -----------
                    TELEPHONE - INTEGRATED (1.00%)
           20,655   Sprint Corp. - FON Group                                                                      363,528
                                                                                                              -----------
                    THERAPEUTICS (0.34%)
           10,053   Dendreon Corp. *                                                                              123,149
                                                                                                              -----------
                    WEB PORTALS/ISP (8.93%)
           89,255   Yahoo!, Inc. *                                                                              3,248,882
                                                                                                              -----------
                    WIRELESS EQUIPMENT (7.33%)
           36,551   QUALCOMM, Inc. (a)                                                                          2,667,492
                                                                                                              -----------
                    TOTAL COMMON STOCK (Cost $33,695,453)                                                      35,855,603
                                                                                                              -----------

     The preceding notes are an integral part of these financial statements.
                                                                              14

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2004

      SHARES                                                                                                 MARKET VALUE
-------------------------------------------------------------------------------------------------------------------------
                    PREFERRED STOCKS (2.49%)
                    ------------------------
                    MULTIMEDIA (2.49%)
           27,605   The News Corp., Ltd. - ADR                                                                $   907,653
                                                                                                              -----------
                    TOTAL PREFERRED STOCKS (Cost $863,090)                                                        907,653
                                                                                                              -----------
    NUMBER OF
    CONTRACTS
-----------------
                    CALL OPTIONS (1.17%)
                    --------------------
                    APPLICATIONS SOFTWARE (0.10%)
              100   Microsoft Corp., 7/17/04, $25 *                                                                38,000
                                                                                                              -----------
                    COMPUTERS (0.45%)
               50   Research In Motion Ltd., 7/17/04, $55 *                                                        68,500
               50   Research In Motion, Ltd., 7/17/04, $50 *                                                       94,000
                                                                                                              -----------
                                                                                                                  162,500
                                                                                                              -----------
                    DIVERSIFIED MANUFACTURING OPERATIONS (0.15%)
              100   Tyco International Ltd., 7/17/04, $27.5 *                                                      56,000
                                                                                                              -----------
                    ENTERPRISE SOFTWARE/SERVICES (0.16%)
               50   Oracle Corp., 7/17/04, $10 *                                                                    9,750
              140   Peoplesoft, Inc., 7/17/04, $15 *                                                               49,000
                                                                                                              -----------
                                                                                                                   58,750
                                                                                                              -----------
                    MULTIMEDIA (0.27%)
              180   The Walt Disney Co., 7/17/04, $20 *                                                            99,000
                                                                                                              -----------
                    RETAIL - MAJOR DEPARTMENT STORES (0.04%)
               50   J.C. Penny Co., Inc., 7/17/04, $35 *                                                           14,000
                                                                                                              -----------
                    TOTAL CALL OPTIONS (Cost $319,370)                                                            428,250
                                                                                                              -----------
                    PUT OPTIONS (0.06%)
                    -------------------
                    CABLE TELEVISION (0.06%)
               50   Comcast Corp., Class A, 7/17/04, $30 *                                                          9,750
               50   Comcast Corp., Special Class A, 7/17/04, $30 *                                                 11,000
                                                                                                              -----------
                                                                                                                   20,750
                                                                                                              -----------
                    TOTAL PUT OPTIONS (Cost $24,532)                                                               20,750
                                                                                                              -----------
                    INVESTMENTS IN SECURITIES (Cost $34,583,074)                                               37,212,256
                                                                                                              -----------
                    SECURITIES SOLD, NOT YET PURCHASED ((6.15)%)
                    --------------------------------------------
                    COMMON STOCK SOLD, NOT YET PURCHASED ((6.15)%)
                    ----------------------------------------------
                    MEDICAL INFORMATION SYSTEMS ((0.16)%)
           (2,500)  NDCHealth Corp. *                                                                             (58,000)
                                                                                                              -----------
                    RETAIL - AUTOMOBILE ((0.41)%)
           (6,825)  CarMax, Inc. *                                                                               (149,263)
                                                                                                              -----------

     The preceding notes are an integral part of these financial statements.

                                                          UBS ASPEN FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
                                                                   JUNE 30, 2004


      SHARES                                                                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------

                    COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                    ------------------------------------------------
                    STOCK INDEX ((5.44)%)
          (17,300)  Standard & Poor's Depositary Receipts *                                                   $(1,981,369)
                                                                                                              -----------
                    TELEPHONE - INTEGRATED ((0.14)%)
           (3,426)  AT&T Corp. *                                                                                  (50,122)
                                                                                                              -----------
                    TOTAL COMMON STOCK SOLD, NOT YET PURCHASED (Proceeds $(2,226,053))                         (2,238,754)
                                                                                                              -----------
                    SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $(2,226,053))                                 (2,238,754)
                                                                                                              -----------
         TOTAL INVESTMENTS IN SECURITIES AND SECURITIES SOLD, NOT YET PURCHASED -- 96.08%                      34,973,502
                                                                                                              -----------
         OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 3.92%                                                   1,428,163
                                                                                                              -----------
         TOTAL NET ASSETS -- 100.00%                                                                          $36,401,665
                                                                                                              ===========

*   Non-income producing security
**  Foreign security
(a) Partially or wholly held ($7,903,120 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased, options and margin loan. The market values on securities pledged for securities sold, not yet purchased, options and margin loan are $2,238,754, $449,000 and $1,241,558, respectively.



     The preceding notes are an integral part of these financial statements.
                                                                              16

                       THIS PAGE INTENTIONALLY LEFT BLANK.

Proxy Voting
A description of the policies and procedures that that Fund uses to determine how to vote proxies and a record of the actual proxy votes cast relating to portfolio securities is available with out charge upon request by calling the Alternative Investment Group at 800-486-2608.


ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Not yet applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The function of the Nominating Committee, pursuant to its adopted written charter, is to select and nominate persons for election as Directors of the Fund. As more fully disclosed in the charter, the Nominating Committee reviews and considers, as the Nominating Committee deems appropriate after taking into account, among other things, the factors listed in the charter, nominations of potential Directors made by Fund management and by Fund investors who have submitted such nominations which include all information relating to the recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Directors, including without limitation the biographical information and the qualifications of the proposed nominees. Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the Members of the Fund, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Nominating Committee. The Nominating Committee meets as is necessary or appropriate.

ITEM 10. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

   (a)(1)   Not applicable.

   (a)(2)   Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)   Not applicable.

   (b)      Certifications  pursuant  to Rule  30a-2(a)  under  the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Aspen Fund L.L.C.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Mitchell Tanzman
                         -------------------------------------------------------
                           Mitchell Tanzman, Co-Chief Executive Officer
                           (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Gregory Brousseau
                         -------------------------------------------------------
                           Gregory Brousseau, Co-Chief Executive Officer (principal executive officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael Mascis
                         -------------------------------------------------------
                           Michael Mascis, Chief Financial Officer
                           (principal financial officer)

Date                       August 25, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.